REAL ESTATE PROPERTIES FOR LEASE, NET	12 Months Ended
Dec. 31, 2025
Real Estate [Abstract]
REAL ESTATE PROPERTIES FOR LEASE, NET

9. REAL ESTATE PROPERTIES FOR LEASE, NET

Real estate properties for lease, net consisted of the followings:

	As of December 31,
	2024	2025
Plant	$65,826	$498,006
Land use right	8,410	63,533
Less: accumulated depreciation and amortization	(13,328)	(125,663)
Total real estate property for lease, net	$60,908	$435,876

Depreciation expense of the plant were US$107,721, US$3,180 and US$5,766 for the years ended December 31, 2023, 2024 and 2025, respectively. Amortization expense of land use right were US$5,878 ,US$171 and US$309 for the years ended December 31,2023, 2024 and 2025, respectively.

As of December 31, 2025, minimum future real estate lease income on non-cancelable leases subsequent to December 31, 2025, in the aggregate and foreach of the five succeeding fiscal years and thereafter, are as follows:

For the fiscal years ending December 31,	Amount
2026	60,492
2027	57,383
2028	51,164
2029	51,164
2030	34,110
Total	$254,313

MKDWELL TECH INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)